Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Provisions Included in the Consolidated Statements of Income
The income tax provisions included in the consolidated statements of income are summarized as follows:

	Year Ended December 31
(In thousands)	2023	2022	2021
Current expense:
Federal	$84,441	$86,799	$76,574
State	15,972	16,244	14,516
Deferred expense:
Federal	(2,053)	(6,016)	2,742
State	(868)	(871)	1,283

Total income taxes	$97,492	$96,156	$95,115

Reconciliation of Income Tax Expense to the Amount Computed by Applying the Statutory Federal Income Tax Rate
The following is a reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate to income before income taxes:

	Year Ended December 31
(Dollars in thousands)	2023		2022		2021
	Amount	%	Amount	%	Amount	%
Tax on income before taxes at statutory federal rate	$97,399	21.0%	$99,914	21.0%	$97,199	21.0%
Plus: State income taxes net of federal tax benefits	11,847	2.6	12,431	2.6	11,520	2.5

	109,246	23.6	112,345	23.6	108,719	23.5
Increase (decrease) resulting from:
Tax-exempt interest income	(2,974)	(0.6)	(3,477)	(0.7)	(3,303)	(0.7)
Tax credits	(15,196)	(3.3)	(14,326)	(3.0)	(11,893)	(2.6)
Other items-net	6,416	1.3	1,614	0.3	1,592	0.4

Income taxes	$97,492	21.0%	$96,156	20.2%	$95,115	20.6%

Components of United's Deferred Tax Assets and Liabilities
Significant components of United’s deferred tax assets and liabilities (included in other assets in the Consolidated Balance Sheets) at December 31, 2023 and 2022 are as follows:

(In thousands)	2023	2022
Deferred tax assets:
Allowance for credit losses	$70,818	$65,453
Accrued benefits payable	18,287	17,333
Other accrued liabilities	2,857	655
Unrealized loss on securities available for sale	84,683	109,185
Other real estate owned	512	531
Lease liabilities under operating leases	21,642	17,650
Deferred mortgage points	2,081	4,094

Total deferred tax assets	200,880	214,901

Deferred tax liabilities:
Premises and equipment	8,789	6,707
Right-of-use assets under operating leases	20,267	16,576
Pension plan accruals	7,251	5,858
Derivatives	12,137	16,104
Purchase accounting intangibles	5,940	5,241
Other	1,497	365

Total deferred tax liabilities	55,881	50,851

Net deferred tax assets	$144,999	$164,050

Reconciliation of the Total Amounts of Unrecognized Tax Benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits:

	December 31
(In thousands)	2023	2022
Unrecognized tax benefits at beginning of year	$2,521	$1,667
Increase in unrecognized tax benefits as a result of tax positions taken during the current period	242	1,423
Decreases in the unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(164)	(569)

Unrecognized tax benefits at end of year	$2,599	$2,521